MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 101.6%
Corporate Debt — 42.2%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$830,000	$796,707
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
5.303% 9/06/29	2,015,000	2,004,486
General Motors Co.
5.150% 4/01/38	930,000	872,431
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	1,250,000	1,241,631
		4,118,548
Banks — 8.8%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	2,360,000	2,041,641
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (b)	545,000	504,831
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	2,925,000	2,942,617
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,635,000	1,650,940
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,575,000	1,493,424
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	1,607,000	1,662,857
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,590,000	2,550,284
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,080,000	1,084,087
Citigroup, Inc.
5 yr. CMT + 2.745% 6.500% VRN (b) (c)	1,790,000	1,785,658
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	1,815,000	1,814,183
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	625,000	629,411
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (b) (c)	750,000	748,700
First Citizens BancShares, Inc. 5 yr. CMT + 1.850%
5.600% VRN 9/05/35 (b)	2,525,000	2,467,871
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	1,473,000	1,501,448
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c) (d)	2,629,000	2,646,938
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	700,000	712,956
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c)	3,050,000	2,937,219
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	498,000	469,100
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	1,731,000	1,776,240
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	1,325,000	1,317,896
5 yr. CMT + 3.913% 8.000% VRN (b) (c) (d)	1,175,000	1,233,233

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (b)	$2,565,000	$2,310,539
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (b)	1,870,000	1,608,925
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (b)	2,320,000	2,314,356
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c)	1,375,000	1,232,359
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	2,122,000	2,155,460
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c)	2,893,000	2,878,670
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (b)	798,000	794,145
Pinnacle Bank/Nashville TN 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,301,000	1,288,454
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	1,815,000	1,821,643
Swedbank AB 5 yr. CMT + 2.864%
4.000% VRN (a) (b) (c)	1,400,000	1,298,357
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	1,750,000	1,725,421
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	1,681,000	1,734,231
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c)	1,830,000	1,786,143
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	825,000	817,599
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	834,000	825,971
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	1,100,000	1,078,250
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (b) (c) (d)	1,214,000	1,258,438
		60,900,495
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	650,000	602,330
Maple Parent Holdings Corp.
5.050% 3/26/31 (a)	454,000	452,081
		1,054,411
Biotechnology — 0.1%
Amgen, Inc.
5.750% 3/02/63	700,000	673,334
Building Materials — 0.4%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	1,825,000	1,809,836
6.125% 7/31/32 (a)	889,000	885,457
		2,695,293
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,380,000	2,475,082

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Dow Chemical Co.
5.600% 2/15/54	$815,000	$700,830
FMC Corp.
3.450% 10/01/29	1,150,000	1,027,231
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,360,000	1,519,509
Huntsman International LLC
2.950% 6/15/31	1,250,000	1,036,802
		6,759,454
Computers — 0.4%
Kyndryl Holdings, Inc.
3.150% 10/15/31	1,950,000	1,625,616
Leidos, Inc.
5.000% 3/15/36	1,230,000	1,189,173
		2,814,789
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b) (d)	1,225,000	1,226,262
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,150,000	1,136,966
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $1,196,000),
5.800% 5/21/54 (e)	1,196,000	1,113,951
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	1,840,000	1,809,670
Aviation Capital Group LLC
4.875% 1/28/33 (a)	725,000	699,631
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	2,200,000	2,142,749
BGC Group, Inc.
6.150% 4/02/30	938,000	954,034
6.600% 6/10/29	2,360,000	2,434,883
Blue Owl Finance LLC
3.125% 6/10/31	1,390,000	1,198,570
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	2,325,000	2,309,183
Citadel Finance LLC
5.150% 2/14/31 (a)	1,822,000	1,779,121
Citadel Securities Global Holdings LLC
5.125% 1/27/32 (a)	834,000	827,380
Gabx Leasing LLC
5.300% 4/15/36 (a)	742,000	728,350
		18,360,750
Electric — 1.8%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	1,804,000	1,789,420
Dayton Power & Light Co.
4.550% 8/15/30	900,000	891,837
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	973,000	957,622
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	816,000	810,799

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Arkansas LLC
5.750% 1/15/56	$704,000	$688,818
Entergy Louisiana LLC
5.650% 4/15/56	1,795,000	1,724,385
Entergy Mississippi LLC
5.050% 4/15/36	353,000	347,834
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,500,000	1,447,757
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (b)	850,000	855,452
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (b)	1,586,000	1,542,400
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (b)	825,000	822,421
Union Electric Co.
4.800% 3/15/36	798,000	778,889
		12,657,634
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty. Ltd.
5.248% 3/26/36 (a)	1,830,000	1,814,843
Entertainment — 0.2%
Discovery Global Holdings, Inc.
4.279% 3/15/32	1,220,000	1,079,700
Gas — 0.1%
NiSource, Inc.
5.800% 2/01/42	950,000	933,830
Health Care - Services — 1.8%
Centene Corp.
2.450% 7/15/28	1,925,000	1,792,750
3.000% 10/15/30	2,065,000	1,809,682
4.625% 12/15/29	950,000	901,818
Elevance Health, Inc.
5.000% 1/15/36 (d)	1,019,000	998,255
HCA, Inc.
5.900% 6/01/53	1,510,000	1,437,675
Humana, Inc.
5.750% 4/15/54	1,838,000	1,651,703
5 yr. CMT + 2.891% 6.625% VRN 9/15/56 (b)	2,995,000	2,878,149
UnitedHealth Group, Inc.
5.750% 7/15/64	1,064,000	1,013,156
		12,483,188
Insurance — 9.0%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c)	2,000,000	2,003,732
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.852% VRN 8/15/53 (b)	2,885,000	2,884,207
American National Global Funding
5.250% 6/03/30 (a)	1,800,000	1,792,664
American National Group, Inc.
5.750% 10/01/29	675,000	681,963

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.000% 7/15/35	$700,000	$682,420
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	2,475,000	2,347,097
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,850,969
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	831,000	847,933
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,421,426
Athene Holding Ltd., (Acquired 10/07/24, Cost $1,645,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	1,645,000	1,519,367
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	1,880,000	1,803,316
Belrose Funding Trust II
6.792% 5/15/55 (a)	2,350,000	2,353,708
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	2,100,000	2,114,309
Brighthouse Financial, Inc.
4.700% 6/22/47	2,141,000	1,455,847
CNO Financial Group, Inc.
6.450% 6/15/34	1,765,000	1,821,245
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	4,211,000	4,242,878
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	3,051,000	2,999,789
Enstar Group Ltd.
3.100% 9/01/31	650,000	573,534
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,845,000	1,803,332
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.160% FRN 1/08/42 (a) (b)	4,700,000	4,698,950
Fortitude Global Funding
4.625% 10/06/28 (a)	1,505,000	1,489,722
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,710,000	1,741,399
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	1,408,000	1,311,597
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	1,714,000	1,615,552
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	678,000	652,820
Kemper Corp.
3.800% 2/23/32	1,586,000	1,431,773
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	3,006,000	2,936,580
MetLife Capital Trust IV
7.875% 12/15/67 (a)	840,000	905,571
MetLife, Inc.
9.250% 4/08/68 (a)	457,000	535,799
Omnis Funding Trust
6.722% 5/15/55 (a)	1,825,000	1,844,935
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (b)	700,000	696,884
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	3,705,000	3,529,666
USF&G Capital I
8.500% 12/15/45 (a)	885,000	893,765

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.010% FRN 1/08/29 (a) (b)	$3,016,000	$3,040,128
		62,524,877
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	2,185,000	2,048,198
Investment Companies — 3.6%
Antares Holdings LP
3.950% 7/15/26 (a)	2,405,000	2,396,680
6.500% 2/08/29 (a)	3,650,000	3,652,718
ARES Capital Corp.
5.100% 1/15/31	725,000	697,085
5.875% 3/01/29	2,100,000	2,114,894
ARES Strategic Income Fund
5.450% 9/09/28 (a)	1,280,000	1,266,680
6.350% 8/15/29	2,228,000	2,235,129
Blackstone Private Credit Fund
5.050% 9/10/30	532,000	501,571
6.250% 1/25/31	1,750,000	1,728,615
Blackstone Secured Lending Fund
5.125% 1/31/31 (d)	2,235,000	2,140,419
Blue Owl Credit Income Corp.
5.800% 3/15/30	1,625,000	1,566,881
6.650% 3/15/31	275,000	271,241
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	2,151,000	2,116,787
Golub Capital BDC, Inc.
6.000% 7/15/29	2,872,000	2,862,690
HPS Corporate Lending Fund
6.250% 9/30/29	1,295,000	1,292,391
		24,843,781
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	793,000	779,984
6.484% 10/23/45	960,000	885,086
News Corp.
3.875% 5/15/29 (a)	1,125,000	1,085,709
Paramount Global
6.875% 4/30/36	1,680,000	1,473,650
Time Warner Cable LLC
5.875% 11/15/40	1,525,000	1,382,010
6.550% 5/01/37	800,000	806,557
		6,412,996
Oil & Gas — 2.5%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	1,895,000	1,911,367
Continental Resources, Inc.
5.750% 1/15/31 (a)	1,395,000	1,421,729

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Helmerich & Payne, Inc.
5.500% 12/01/34	$1,785,000	$1,754,765
Occidental Petroleum Corp.
6.050% 10/01/54	1,748,000	1,699,753
Ovintiv, Inc.
5.150% 11/15/41	800,000	680,494
6.500% 2/01/38	820,000	859,087
7.100% 7/15/53	1,628,000	1,759,932
Patterson-UTI Energy, Inc.
5.150% 11/15/29	800,000	802,367
7.150% 10/01/33	1,625,000	1,746,584
Petroleos Mexicanos
6.375% 1/23/45	595,000	468,674
6.625% 6/15/35	140,000	130,471
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	2,515,000	2,476,667
Santos Finance Ltd.
5.750% 11/13/35 (a)	1,865,000	1,869,324
		17,581,214
Pharmaceuticals — 0.7%
AbbVie, Inc.
5.550% 3/15/56	501,000	489,982
CVS Health Corp.
5.875% 6/01/53	1,050,000	994,223
CVS Pass-Through Trust
5.926% 1/10/34 (a)	712,537	726,114
7.507% 1/10/32 (a)	544,088	574,519
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,700,000	2,169,077
		4,953,915
Pipelines — 1.4%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,019,000	1,034,412
Energy Transfer LP
5.950% 5/15/54	785,000	736,076
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	1,880,000	1,857,400
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,830,000	1,862,620
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	2,256,000	2,234,185
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.024% VRN (b) (c)	2,345,000	2,339,536
		10,064,229
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,011,000	979,239
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a) (d)	1,476,000	917,935
		1,897,174

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	$2,465,000	$2,163,837
Camden Property Trust
4.900% 2/28/36	772,000	748,765
EPR Properties
3.600% 11/15/31	1,136,000	1,031,065
Essential Properties LP
5.400% 12/01/35	1,473,000	1,447,963
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,050,000	2,955,380
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	1,900,000	1,796,603
Piedmont Operating Partnership LP
6.875% 7/15/29	1,565,000	1,639,684
9.250% 7/20/28	1,847,000	2,016,874
Service Properties Trust
4.950% 10/01/29 (d)	1,155,000	1,046,083
Store Capital LLC
4.625% 3/15/29	2,300,000	2,275,474
4.950% 2/11/31 (a)	555,000	550,165
		17,671,893
Semiconductors — 0.4%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,568,000	2,645,357
Software — 0.9%
Microsoft Corp.
2.921% 3/17/52	2,399,000	1,542,865
Oracle Corp.
5.200% 9/26/35 (d)	1,824,000	1,710,903
5.350% 5/04/33	1,220,000	1,187,644
5.375% 9/27/54	1,005,000	777,391
5.950% 9/26/55	925,000	778,175
		5,996,978
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	2,198,000	1,429,496
T-Mobile USA, Inc.
6.000% 6/15/54	1,134,000	1,122,669
		2,552,165
Transportation — 0.2%
Canadian Pacific Railway Co.
5.500% 3/15/56	394,000	377,128
Fedex Freight Holding Co., Inc.
5.250% 3/15/36 (a)	725,000	701,430
		1,078,558

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Venture Capital — 0.8%
Hercules Capital, Inc.
3.375% 1/20/27	$2,545,000	$2,493,569
5.350% 2/10/29	1,063,000	1,041,954
6.000% 6/16/30 (d)	1,075,000	1,054,677
KKR & Co., Inc.
5.100% 8/07/35	725,000	701,384
		5,291,584
TOTAL CORPORATE DEBT (Cost $298,567,870)		292,705,895
Non-U.S. Government Agency Obligations — 25.3%
Automobile Asset-Backed Securities — 0.5%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	873,988	889,854
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class C
5.080% 8/20/29 (a)	2,500,000	2,510,075
		3,399,929
Commercial Mortgage-Backed Securities — 6.2%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (a) (b) (f)	2,100,000	1,577,396
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (b) (f)	2,200,000	1,792,765
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (b) (f)	3,587,000	2,760,212
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (b) (f)	2,500,000	1,749,874
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (b) (f)	8,018,000	6,115,076
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (b) (f)	2,400,000	1,767,330
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 1 mo. USD Term SOFR + 1.850%
5.523% FRN 8/15/42 (a) (b)	2,600,000	2,600,000
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	500,000	484,634
COMM Mortgage Trust, Series 2012-CR4, Class B
3.703% 10/15/45 (a)	1,060,000	745,917
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (b) (f)	891,842	896,329
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
5.540% FRN 8/15/38 (a) (b)	1,586,968	1,567,130
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.443% FRN 2/15/39 (a) (b)	2,900,000	2,883,477
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.793% FRN 2/15/39 (a) (b)	5,000,000	4,988,976
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 5.993% FRN 2/15/39 (a) (b)	4,100,000	4,075,124
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.538% FRN 3/15/38 (a) (b)	1,354,500	1,255,086

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	$919,000	$770,151
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class B,
4.983% VRN 1/13/46 (a) (b) (f)	1,600,000	1,560,791
US Bank C&I Credit-Linked Notes, Series 2025-SUP2, Class B1
4.818% 9/25/32 (a)	1,480,601	1,481,761
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	536,830	539,433
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (a) (b) (f)	933,586	920,715
Series 2025-3, Class A, 5.870% VRN 6/25/55 (a) (b) (f)	2,105,298	2,107,902
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	381,264
		43,021,343
Home Equity Asset-Backed Securities — 0.5%
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.035% STEP 2/25/56 (a)	1,981,037	1,964,525
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	1,664,825	1,662,170
		3,626,695
Other Asset-Backed Securities — 12.4%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.022% FRN 10/15/38 (a) (b)	2,000,000	2,001,568
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.932% FRN 1/20/39 (a) (b)	2,000,000	1,994,506
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.108% FRN 7/25/37 (a) (b)	2,000,000	2,000,812
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.168% FRN 1/20/33 (a) (b)	1,250,000	1,248,954
Aqua Finance Issuer Trust, Series 2026-A, Class A
4.760% 4/17/51 (a)	900,000	897,253
Aqua Finance Trust, Series 2020-AA, Class C
3.970% 7/17/46 (a)	2,849,108	2,777,915
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.120% FRN 7/10/37 (a) (b)	1,000,000	1,000,303
Arini US CLO V Ltd., Series 5A, Class A, 3 mo. USD Term SOFR + 1.230%
FRN 4/15/39 (a) (b) (g)	2,500,000	2,499,877
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.178% FRN 7/25/37 (a) (b)	1,700,000	1,700,036
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A, 3 mo. USD Term SOFR + 1.300%
4.968% FRN 7/25/38 (a) (b)	2,000,000	2,000,844
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
4.968% FRN 10/25/38 (a) (b)	1,750,000	1,750,796

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.198% FRN 7/20/37 (a) (b)	$2,000,000	$2,000,582
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.455% FRN 10/15/38 (a) (b)	1,000,000	999,199
Canyon Capital CLO Ltd.
Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180% 4.852% FRN 4/15/38 (a) (b)	1,250,000	1,246,851
Series 2022-1A, Class B, 3 mo. USD Term SOFR + 1.850% 5.521% FRN 4/15/35 (a) (b)	940,000	940,139
Capital Automotive REIT
Series 2024-3A, Class A1, 4.400% 10/15/54 (a)	940,000	914,030
Series 2026-1A, Class A1, 4.860% 2/15/56 (a)	1,993,333	1,980,962
CBAMR Ltd., Series 2017-4A, Class A1R, 3 mo. USD Term SOFR + 1.420%
5.092% FRN 3/31/38 (a) (b)	2,000,000	2,002,348
CIFC Funding Ltd.
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.210% 4.878% FRN 10/20/38 (a) (b)	2,500,000	2,496,072
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.121% FRN 7/16/37 (a) (b)	2,650,000	2,650,649
DataBank Issuer LLC, Series 2026-1A, Class A2
5.811% 2/25/56 (a)	1,200,000	1,181,348
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, 3 mo. USD Term SOFR + 1.150%
4.819% FRN 4/22/38 (a) (b)	2,000,000	1,993,658
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	657,099	673,527
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,000,000	997,622
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.919% FRN 1/25/39 (a) (b)	2,500,000	2,495,750
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,295,895
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	618,974
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,100,000	1,094,183
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.008% FRN 7/18/38 (a) (b)	2,000,000	2,000,546
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	1,000,000	1,000,000
MidOcean Credit CLO XXI, Series 2025-21A, Class B, 3 mo. USD Term SOFR + 1.580%
5.442% FRN 10/20/38 (a) (b)	1,500,000	1,500,633
Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class A, 3 mo. USD Term SOFR + 1.310%
4.978% FRN 7/20/39 (a) (b)	2,000,000	2,001,150
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
4.822% FRN 4/15/39 (a) (b)	2,000,000	1,995,108

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
4.908% FRN 1/20/37 (a) (b)	$2,000,000	$1,999,012
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.171% FRN 10/16/35 (a) (b)	1,000,000	998,807
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.218% FRN 12/25/37 (a) (b)	1,000,000	996,764
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,254,376	2,022,105
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 4/20/38 (a) (b)	1,000,000	996,905
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,188,500	820,653
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.322% FRN 7/15/38 (a) (b)	1,750,000	1,749,958
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (a) (b)	2,000,000	2,004,244
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.522% FRN 1/15/37 (a) (b)	750,000	750,286
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.902% FRN 1/15/39 (a) (b)	2,000,000	1,997,204
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class B, 3 mo. USD Term SOFR + 1.750%
5.418% FRN 10/20/38 (a) (b)	1,375,000	1,374,973
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
4.820% FRN 1/20/38 (a) (b)	1,000,000	997,300
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, 3 mo. USD Term SOFR + 1.170%
4.832% FRN 1/21/39 (a) (b)	2,000,000	1,994,636
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
4.988% FRN 7/17/38 (a) (b)	1,700,000	1,699,159
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	348,679	332,386
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	980,896	970,656
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
5.198% FRN 4/17/37 (a) (b)	2,000,000	2,000,070
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
4.968% FRN 7/20/38 (a) (b)	2,000,000	2,000,818
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,231,709	2,207,229
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,066,199	1,060,910
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	208,229	206,399
Vertical Bridge CC LLC, Series 2025-1A, Class A
5.163% 8/16/55 (a)	2,500,000	2,489,841

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	$683,407	$669,987
		86,292,392
Student Loans Asset-Backed Securities — 3.1%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.362% FRN 7/27/48 (a) (b)	1,670,878	1,668,977
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	734,482	710,066
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,809,950	1,774,877
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.276% FRN 10/25/56 (a) (b)	1,100,000	1,072,421
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	183,517	178,529
Navient Refinance Loan Trust, Series 2025-C, Class A
4.800% 10/15/55 (a)	1,774,474	1,764,646
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.850% 4/20/62 (a)	1,020,000	925,758
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,680,286
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	2,500,000	2,469,291
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.176% FRN 4/25/67 (a) (b)	3,250,000	3,141,632
SLM Student Loan Trust, Series 2005-6, Class B, 90 day USD SOFR Average + 0.552%
4.439% FRN 1/25/44 (b)	761,520	724,744
SMB Private Education Loan Trust
Series 2024-E, Class B, 5.710% 10/16/56 (a)	2,500,000	2,489,364
Series 2024-A, Class B, 5.880% 3/15/56 (a)	2,910,000	2,978,879
		21,579,470
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
A&D Mortgage Trust
Series 2026-NQM1, Class A1, 4.912% VRN 2/25/71 (a) (b) (f)	1,777,691	1,764,810
Series 2025-NQM3, Class A1, 5.374% STEP 8/25/70 (a)	3,270,557	3,274,071
COLT Mortgage Loan Trust, Series 2026-1, Class A1,
4.758% VRN 2/25/71 (a) (b) (f)	1,394,573	1,380,433
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	3,072,404	2,529,933
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (b) (f)	1,678,030	1,394,338
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (f)	2,004,688	1,650,735
Verus Securitization Trust
Series 2026-2, Class A2, 4.844% STEP 2/25/71 (a)	1,986,496	1,960,026
Series 2026-1, Class A1, 4.863% VRN 1/25/71 (a) (b) (f)	691,531	686,554
Series 2025-8, Class A2, 5.123% STEP 9/25/70 (a)	2,378,622	2,362,326
		17,003,226

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (b) (f)	$1,114,492	$917,714
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $183,929,306)		175,840,769
Sovereign Debt Obligations — 0.5%
Mexico Government International Bond
2.659% 5/24/31	1,225,000	1,081,247
4.750% 3/08/44	1,652,000	1,323,830
Panama Government International Bond
5.662% 2/23/38	1,280,000	1,227,985
		3,633,062
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,028,370)		3,633,062
U.S. Government Agency Obligations and Instrumentalities (h) — 23.9%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	3,964	4,084
Pass-Through Securities — 23.9%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,739,268	1,422,986
Pool #RA4255 2.000% 1/01/51	3,543,629	2,905,872
Pool #RA5576 2.500% 7/01/51	6,149,336	5,262,049
Pool #SD0905 3.000% 3/01/52	2,681,297	2,389,202
Pool #C91239 4.500% 3/01/29	593	594
Pool #C91251 4.500% 6/01/29	4,300	4,310
Pool #SD7323 5.000% 12/01/54	8,843,988	8,732,363
Pool #D97258 5.500% 4/01/27	294	294
Pool #C91026 5.500% 4/01/27	1,544	1,551
Pool #C91074 5.500% 8/01/27	185	186
Pool #D97417 5.500% 10/01/27	2,315	2,333
Pool #C91128 5.500% 12/01/27	199	201
Pool #C91148 5.500% 1/01/28	5,348	5,393
Pool #C91176 5.500% 5/01/28	2,381	2,408
Pool #C91217 5.500% 11/01/28	662	669
Pool #SD4364 5.500% 10/01/53	4,518,092	4,582,345
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,477,778	5,237,054
Pool #CB0414 2.500% 5/01/51	5,299,083	4,512,952
Pool #FM8596 2.500% 9/01/51	1,597,361	1,366,878
Pool #FM9104 2.500% 10/01/51	4,713,974	4,029,376
Pool #FM9227 2.500% 10/01/51	3,386,234	2,885,994
Pool #MA4548 2.500% 2/01/52	4,141,178	3,506,765
Pool #FS3035 2.500% 4/01/52	7,235,987	6,202,083
Pool #MA3029 3.000% 6/01/32	573,878	558,995
Pool #MA3090 3.000% 8/01/32	243,369	236,844
Pool #AO8180 3.000% 9/01/42	7,887	7,252

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AB7397 3.000% 12/01/42	$47,999	$44,088
Pool #AB7401 3.000% 12/01/42	38,243	35,152
Pool #AP8668 3.000% 12/01/42	57,803	53,069
Pool #AR1975 3.000% 12/01/42	11,079	10,194
Pool #AR0306 3.000% 1/01/43	3,225	2,964
Pool #AR5391 3.000% 1/01/43	8,915	8,159
Pool #AL3215 3.000% 2/01/43	37,345	34,267
Pool #AR4109 3.000% 2/01/43	25,284	23,271
Pool #AR4432 3.000% 3/01/43	17,529	16,075
Pool #AT0169 3.000% 3/01/43	75,196	69,142
Pool #AB8809 3.000% 3/01/43	19,590	18,001
Pool #MA1368 3.000% 3/01/43	74,654	68,531
Pool #AR2174 3.000% 4/01/43	70,998	65,193
Pool #FS1075 3.000% 3/01/52	2,707,806	2,416,207
Pool #CB3304 3.000% 4/01/52	4,273,650	3,813,428
Pool #CB3305 3.000% 4/01/52	5,171,407	4,608,043
Pool #AS1304 3.500% 12/01/28	133,478	132,598
Pool #AD6437 5.000% 6/01/40	110,384	112,074
Pool #AD6996 5.000% 7/01/40	757,154	768,786
Pool #AL8173 5.000% 2/01/44	291,961	296,518
Pool #MA5530 5.000% 11/01/54	3,575,587	3,530,458
Pool #AD0836 5.500% 11/01/28	4,154	4,189
Pool #MA4842 5.500% 12/01/52	7,674,476	7,762,631
Pool #CB9444 6.000% 11/01/54	3,322,437	3,390,865
Pool #FA0095 6.000% 12/01/54	5,078,671	5,215,806
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	29	29
Pool #488634 7.000% 5/15/29	590	599
Pool #500928 7.000% 5/15/29	1,301	1,326
Pool #510083 7.000% 7/15/29	68	70
Pool #493723 7.000% 8/15/29	1,032	1,054
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,556,428	1,398,664
Pool #MA6283 3.000% 11/20/49	2,833,343	2,535,522
Pool #MA6409 3.000% 1/20/50	2,925,298	2,617,811
Pool #MA4321 3.500% 3/20/47	1,748,623	1,640,646
Pool #MB0025 5.000% 11/20/54	9,128,687	9,051,107
Pool #MB0091 5.000% 12/20/54	9,160,174	9,079,464
Pool #80136 1 yr. CMT + 1.500% 5.125% FRN 11/20/27 (b)	80	80
Pool #MA8429 5.500% 11/20/52	3,911,170	3,979,222
Pool #MB0746 5.500% 11/20/55	3,959,872	3,989,172
Government National Mortgage Association II, TBA
3.500% 5/20/56 (g)	8,000,000	7,297,500
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/56 (g)	15,000,000	12,055,663
4.500% 4/01/40 (g)	15,800,000	15,675,328
5.000% 4/01/56 (g)	10,700,000	10,546,606
		166,226,521
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $170,907,248)		166,230,605

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Obligations — 9.7%
U.S. Treasury Bonds & Notes — 9.7%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	$33,500,000	$20,822,344
3.500% 2/15/39	5,000,000	4,506,250
4.125% 8/15/44	23,000,000	20,847,343
4.250% 11/15/40	10,000,000	9,528,125
4.625% 2/15/55	6,000,000	5,719,687
4.750% 8/15/55	2,000,000	1,948,125
U.S. Treasury Notes
1.875% 2/15/32	3,250,000	2,881,582
3.375% 9/15/28	1,250,000	1,237,109
		67,490,565
TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,819,663)		67,490,565
TOTAL BONDS & NOTES (Cost $727,252,457)		705,900,896
TOTAL LONG-TERM INVESTMENTS (Cost $727,252,457)		705,900,896
Short-Term Investments — 5.2%
Commercial Paper — 4.7%
BASF SE
4.051% 6/22/26 (a)	1,000,000	990,408
Bayer Corp.
4.100% 12/09/26 (a)	5,000,000	4,854,214
Bell Telephone Co. of Canada or Bell Canada
4.046% 4/07/26 (a)	1,000,000	999,257
CRH America Finance, Inc.
4.286% 6/03/26 (a)	2,000,000	1,985,417
Fidelity National Information Services, Inc.
4.078% 4/09/26 (a)	4,000,000	3,995,998
Oracle Corp.
4.232% 6/17/26 (a)	3,000,000	2,971,452
4.410% 10/02/26 (a)	8,000,000	7,816,878
Phillips 66
3.967% 4/01/26 (a)	8,000,000	7,999,114
Spire, Inc.
4.254% 4/28/26 (a)	1,000,000	996,834
		32,609,572
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (j)	2,326,978	2,326,978

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (k)	$760,378	$760,378
TOTAL SHORT-TERM INVESTMENTS (Cost $35,720,223)		35,696,928
TOTAL INVESTMENTS — 106.8% (Cost $762,972,680) (l)		741,597,824
Other Assets/(Liabilities) — (6.8)%		(46,951,051)
NET ASSETS — 100.0%		$694,646,773

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FHMMUSTF	Federated Hermes Money Market U.S. Treasury Fund Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $294,355,498 or 42.37% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $15,436,090 or 2.22% of net assets. The Fund received $13,422,120 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At March 31, 2026, these securities amounted to a value of $2,633,318 or 0.38% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(k)	Maturity value of $760,420. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $775,707.
(l)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	6/18/26	36	$4,202,941	$(103,441)
U.S. Treasury Note 10 Year	6/18/26	325	36,764,226	(673,992)
U.S. Treasury Ultra 10 Year	6/18/26	15	1,726,455	(23,721)
U.S. Treasury Ultra Bond	6/18/26	55	6,623,821	(212,883)
U.S. Treasury Note 2 Year	6/30/26	270	56,394,983	(384,749)
				$(1,398,786)
Short
U.S. Treasury Note 5 Year	6/30/26	65	$(7,138,118)	$106,438

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 84.9%
Corporate Debt — 4.9%
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$415,000	$412,108
Hyundai Capital America
5.250% 1/08/27 (a)	800,000	804,455
		1,216,563
Biotechnology — 0.3%
CSL Finance PLC
3.850% 4/27/27 (a)	415,000	412,724
Diversified Financial Services — 0.2%
Equitable America Global Funding
4.650% 6/09/28 (a)	400,000	399,286
Insurance — 3.3%
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	850,000	794,408
CNO Global Funding
5.875% 6/04/27 (a)	380,000	385,196
Corebridge Global Funding
4.250% 8/21/28 (a)	400,000	397,161
Equitable Financial Life Global Funding
4.600% 4/01/27 (a)	420,000	420,456
Fortitude Global Funding
4.625% 10/06/28 (a)	800,000	791,879
GA Global Funding Trust
1.950% 9/15/28 (a)	445,000	414,147
2.250% 1/06/27 (a)	410,000	403,119
Jackson National Life Global Funding
4.900% 1/13/27 (a)	400,000	401,432
Lincoln Financial Global Funding
4.625% 5/28/28 (a)	400,000	400,058
Protective Life Global Funding
4.992% 1/12/27 (a)	400,000	402,325
Western-Southern Global Funding
4.500% 7/16/28 (a)	400,000	399,870
		5,210,051
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	415,000	417,901
TOTAL CORPORATE DEBT (Cost $7,709,912)		7,656,525

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 55.5%
Automobile Asset-Backed Securities — 22.5%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	$578,085	$578,857
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	816,989	819,378
Series 2024-3, Class B, 5.660% 8/14/28 (a)	272,799	272,911
Series 2024-2, Class C, 6.240% 4/12/30 (a)	1,679,033	1,689,078
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	2,058,333	2,046,138
Series 2022-1A, Class B, 4.300% 8/21/28 (a)	1,300,000	1,295,759
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	168,185	169,477
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	400,000	399,927
Series 2025-4, Class A2, 4.350% 6/15/28	826,673	827,195
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	266,331	259,881
CPS Auto Receivables Trust, Series 2021-C, Class E
3.210% 9/15/28 (a)	1,718,219	1,714,568
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	244,978	245,212
Exeter Automobile Receivables Trust
Series 2021-3A, Class D, 1.550% 6/15/27	619,612	616,091
Series 2021-4A, Class D, 1.960% 1/17/28	182,349	181,955
Series 2022-1A, Class D, 3.020% 6/15/28	160,700	160,295
Series 2022-2A, Class D, 4.560% 7/17/28	2,320,951	2,320,486
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	1,392,138	1,393,227
Series 2025-1, Class A2, 4.830% 10/16/28	351,607	352,058
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	449,790	451,007
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	609,492	606,857
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	615,028	614,435
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	1,000,000	1,000,939
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	801,749	808,643
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,007,817
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	462,919	466,554
GM Financial Automobile Leasing Trust, Series 2026-1, Class B
4.120% 1/22/30	1,250,000	1,245,536
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	600,000	599,441
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	1,042,144	1,046,302
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	1,820,127	1,825,654
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	802,062
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	838,150	838,585
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2
4.040% 3/15/29	1,000,000	999,306

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	$190,620	$190,738
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a) (b) (c) (d)	1,438,455	1,063,162
Series 2025-2A, Class A, 5.120% 1/16/29 (a) (b) (c) (d)	1,821,804	1,339,572
Westlake Automobile Receivables Trust
Series 2026-P1, Class A2, 3.840% 1/16/29 (a)	750,000	748,492
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	2,407,396	2,408,944
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	784,453	786,427
World Omni Auto Receivables Trust, Series 2026-A, Class A2A
3.710% 4/16/29	1,000,000	996,455
		35,189,421
Commercial Mortgage-Backed Securities — 1.4%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,567,589
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
5.993% FRN 2/15/39 (a) (e)	700,000	695,753
		2,263,342
Home Equity Asset-Backed Securities — 1.0%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.408% FRN 4/25/36 (e)	346,108	343,709
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.053% FRN 3/25/37 (e)	70,502	70,033
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,157,061	1,157,448
		1,571,190
Other Asset-Backed Securities — 20.8%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.987% FRN 9/15/41 (a) (e)	18,681	18,599
ACHV ABS Trust
Series 2024-3AL, Class C, 5.680% 12/26/31 (a)	631,782	637,649
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	129,751	130,298
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	213,376	213,520
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	610,000	610,769
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,231,742	1,232,816
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	693,132	692,984
BHG Securitization Trust, Series 2021-A, Class A
1.420% 11/17/33 (a)	172,816	172,020
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.680% 7/22/27 (a)	840,686	842,087
Dext ABS LLC, Series 2025-2, Class A2
4.100% 4/17/28 (a)	800,000	799,759

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	$424,447	$424,179
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	819,694	762,680
GoldenTree Loan Management US CLO 29 Ltd., Series 2026-29A, Class X, 3 mo. USD Term SOFR + 0.850%
1.000% FRN 4/20/39 (a) (e) (f)	1,300,000	1,300,000
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	1,800,135	1,810,404
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	796,146	793,154
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	519,096	520,265
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	168,878	169,624
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.610% 6/20/34 (a)	1,366,500	1,362,457
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	199,822	200,393
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	948,429	949,469
NMEF Funding LLC, Series 2026-A, Class A2
4.090% 2/15/34 (a)	750,000	748,547
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	10,029	9,942
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	2,649,397	2,315,947
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	1,924,333	1,756,647
OneMain Financial Issuance Trust, Series 2022-S1, Class A
4.130% 5/14/35 (a)	335,205	335,182
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	525,950	527,064
Series 2024-8, Class A, 5.331% 1/15/32 (a)	927,147	929,597
Series 2024-5, Class A, 6.278% 10/15/31 (a)	328,899	329,958
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	670,648	670,960
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	113,179	113,673
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	741,214	741,385
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	1,286,015	1,286,760
Reach ABS Trust, Series 2026-1A, Class A
4.320% 2/15/33 (a)	827,987	828,291
Regatta XXIII Funding Ltd., Series 2021-4A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.522% FRN 10/15/38 (a) (e)	1,300,000	1,299,977
RKTL Trust, Series 2026-1A, Class A
4.070% 2/26/35 (a)	606,782	606,205
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	913,559	912,725
Series 2025-4, Class A, 4.240% 8/25/35 (a)	681,470	682,042
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,476,636	1,479,754
Series 2025-2, Class A, 4.820% 6/25/34 (a)	322,241	322,937

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sycamore Tree CLO Ltd., Series 2024-5A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.618% FRN 10/20/38 (a) (e)	$783,000	$782,982
Verizon Master Trust, Series 2023-4, Class B
4.570% 6/20/29	2,300,000	2,298,644
		32,622,345
Student Loans Asset-Backed Securities — 3.6%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	80,505	65,003
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,960
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	936,824	865,642
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	130,051	123,623
Series 2018-A, Class B, 3.680% 2/18/42 (a)	346,464	343,092
SMB Private Education Loan Trust
Series 2015-A, Class C, 4.500% 10/15/48 (a)	2,200,801	2,191,295
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 4.507% FRN 1/15/37 (a) (e)	118,093	117,989
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.657% FRN 7/15/36 (a) (e)	193,707	193,852
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	1,723,194	1,725,051
		5,637,507
Whole Loan Collateral Collateralized Mortgage Obligations — 6.2%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (e) (g)	602,754	560,613
Series 2022-2, Class A1, 4.045% VRN 1/25/67 (a) (e) (g)	1,499,204	1,426,678
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.726% FRN 8/25/49 (a) (e)	574,597	554,689
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (e) (g)	4,340,161	3,986,608
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
3.953% FRN 11/25/36 (e)	9,557	9,618
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (e) (g)	1,018,516	846,012
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.743% FRN 2/25/60 (a) (e)	167,169	165,345
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (e) (g)	447,436	395,048
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (e) (g)	1,350,732	1,287,011
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (e) (g)	76,802	76,340

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (e) (g)	$499,860	$447,403
		9,755,365
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,977,832)		87,039,170
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 1.1%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.(e) Pool #1Q0239 1 yr. CMT + 2.137% 6.042% FRN 3/01/37	47,941	49,396
Whole Loans — 1.0%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.512% FRN 11/25/41 (a) (e)	204,310	204,252
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 4.962% FRN 2/25/42 (a) (e)	376,984	377,186
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.612% FRN 6/25/42 (a) (e)	197,891	200,630
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 5.562% FRN 4/25/42 (a) (e)	88,329	88,415
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.562% FRN 6/25/43 (a) (e)	413,997	416,365
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.162% FRN 4/25/43 (a) (e)	326,468	328,602
		1,615,450
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,658,764)		1,664,846
U.S. Treasury Obligations — 23.4%
U.S. Treasury Bonds & Notes — 23.4%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	249,826	133,196
0.125% 2/15/52	642,543	334,861
0.250% 2/15/50	379,485	215,500
0.625% 2/15/43	565,808	417,708
0.750% 2/15/42	719,625	555,301
0.750% 2/15/45	552,424	397,491
0.875% 2/15/47	606,258	431,115
1.000% 2/15/46	480,386	357,075
1.000% 2/15/48	461,584	332,435
1.000% 2/15/49	323,100	229,360
1.375% 2/15/44	558,164	462,296
1.500% 2/15/53	601,733	463,003
2.125% 2/15/40	150,465	147,510
2.125% 2/15/41	445,515	431,728
2.125% 2/15/54	1,059,660	937,082
2.375% 2/15/55	515,315	480,333

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 1/15/29	$378,685	$392,809
3.375% 4/15/32	366,438	404,464
3.875% 4/15/29	791,304	853,526
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,011,224	967,786
0.125% 1/15/31	1,499,160	1,409,460
0.125% 7/15/31	1,152,721	1,077,083
0.125% 1/15/32	1,642,480	1,512,537
0.250% 7/15/29	762,834	741,877
0.625% 7/15/32	1,790,896	1,690,516
0.750% 7/15/28 (i)	1,587,098	1,582,345
0.875% 1/15/29	772,776	767,085
1.125% 10/15/30	1,005,400	996,456
1.125% 1/15/33	1,746,832	1,683,746
1.250% 4/15/28	1,084,230	1,088,299
1.375% 7/15/33	1,338,513	1,309,635
1.625% 10/15/29	2,304,817	2,340,980
1.625% 4/15/30	1,736,771	1,754,258
1.750% 1/15/34	1,586,970	1,581,075
1.875% 7/15/34	1,658,288	1,666,358
1.875% 7/15/35	1,417,948	1,412,017
1.875% 1/15/36	1,000,860	989,615
2.125% 4/15/29	1,471,988	1,511,124
2.125% 1/15/35	1,751,850	1,781,702
2.375% 10/15/28	743,239	769,418
		36,610,165
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,266,770)		36,610,165
TOTAL BONDS & NOTES (Cost $136,613,278)		132,970,706
	Number of Shares
Exchange-Traded Funds — 1.1%
iShares Ultra Short Duration Bond Active ETF	35,400	1,792,302
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,796,904)		1,792,302
TOTAL LONG-TERM INVESTMENTS (Cost $138,410,182)		134,763,008
Short-Term Investments — 15.3%
	Principal Amount
Commercial Paper — 14.5%
BASF SE
4.054% 6/30/26 (a)	$2,000,000	1,979,271

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Bayer Corp.
4.100% 12/09/26 (a)	$2,000,000	$1,941,685
4.349% 7/20/26 (a)	3,000,000	2,961,733
4.768% 7/21/26 (a)	1,000,000	987,128
Bell Telephone Co. of Canada or Bell Canada
4.046% 4/07/26 (a)	2,000,000	1,998,515
Charles Schwab Corp.
3.960% 7/10/26 (a)	3,000,000	2,967,703
CRH America Finance, Inc.
4.286% 6/03/26 (a)	2,000,000	1,985,417
Oracle Corp.
4.410% 10/02/26 (a)	2,000,000	1,954,219
Penske Truck Leasing Co. LP
3.916% 4/13/26	1,000,000	998,514
Phillips 66
4.187% 4/06/26 (a)	2,000,000	1,998,659
VW Credit, Inc.
3.922% 6/15/26 (a)	3,000,000	2,973,556
		22,746,400
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (j)	1,262,011	1,262,011
TOTAL SHORT-TERM INVESTMENTS (Cost $24,017,335)		24,008,411
TOTAL INVESTMENTS — 101.3% (Cost $162,427,517) (k)		158,771,419
Other Assets/(Liabilities) — (1.3)%		(2,023,522)
NET ASSETS — 100.0%		$156,747,897

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $105,339,403 or 67.20% of net assets.
(b)	Investment is valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $2,402,734 or 1.53% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $2,402,734 or 1.53% of net assets.

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Maturity value of $1,262,081. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $1,287,269.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Long Bond	6/18/26	3	$(352,724)	$11,099
U.S. Treasury Note 10 Year	6/18/26	3	(338,522)	5,381
U.S. Treasury Ultra 10 Year	6/18/26	5	(580,531)	12,953
U.S. Treasury Ultra Bond	6/18/26	1	(120,419)	3,856
U.S. Treasury Note 2 Year	6/30/26	172	(35,931,120)	250,526
U.S. Treasury Note 5 Year	6/30/26	34	(3,733,784)	55,675
				$339,490

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$43,839	$—	$43,839
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	40,140	—	40,140
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	82,808	—	82,808
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	63,255	—	63,255
							$230,042	$—	$230,042

MML VIP Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/30/26	USD	45,254,908	$(57,237)	$—	$(57,237)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	4/30/26	USD	6,000,000	2,453	—	2,453
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	6/01/26	USD	32,000,000	63,796	—	63,796
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	9/01/26	USD	34,089,076	(368,914)	—	(368,914)
								$(359,902)	$—	$(359,902)

Currency Legend
USD U.S. Dollar

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 85.7%
Corporate Debt — 51.5%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$200,000	$202,212
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	470,000	467,548
5.875% 11/07/29	290,000	293,622
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	313,903
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	314,982
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	570,000	560,227
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	280,000	279,190
		2,229,472
Banks — 6.7%
Barclays PLC
5.200% 5/12/26	305,000	305,195
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	295,000	303,130
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (b)	285,000	288,840
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	450,000	460,946
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	375,000	390,383
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	290,000	291,878
First Citizens BancShares, Inc. 1 day USD SOFR + 1.487%
4.869% VRN 3/03/32 (b)	285,000	275,355
First-Citizens Bank & Trust Co.
6.125% 3/09/28	250,000	256,301
HSBC Holdings PLC 1 day USD SOFR + 1.030%
4.899% VRN 3/03/29 (b)	290,000	291,584
ING Groep NV 1 day USD SOFR Index + 1.260%
4.803% VRN 3/23/32 (b)	265,000	263,413
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27 (b)	445,000	438,910
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (b)	275,000	271,134
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	530,000	528,358
National Australia Bank Ltd.
2.332% 8/21/30 (a)	300,000	270,639

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (b)	$280,000	$282,790
Pinnacle Bank/Nashville TN
5.625% 2/15/28	523,000	528,863
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	225,000	229,401
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	510,000	511,109
Societe Generale SA 1 day USD SOFR + 1.096%
4.450% VRN 4/12/30 (a) (b)	270,000	267,294
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	257,000	253,390
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	310,000	317,122
		7,026,035
Beverages — 0.2%
Maple Parent Holdings Corp.
4.750% 3/26/29 (a)	193,000	192,969
Building Materials — 0.9%
Cemex SAB de CV
5.450% 11/19/29 (a)	400,000	400,094
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	530,000	525,596
		925,690
Chemicals — 1.3%
Celanese US Holdings LLC
6.850% STEP 11/15/28	555,000	577,172
FMC Corp.
3.450% 10/01/29	575,000	513,616
Huntsman International LLC
4.500% 5/01/29	300,000	280,533
		1,371,321
Commercial Services — 1.3%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	290,000	292,669
6.319% 12/04/28 (a)	225,000	234,440
Triton Container International Ltd.
2.050% 4/15/26 (a)	450,000	449,519
3.150% 6/15/31 (a)	325,000	293,866
Verisk Analytics, Inc.
4.450% 3/15/31	118,000	116,037
		1,386,531
Computers — 1.0%
Dell International LLC/EMC Corp.
4.500% 2/15/31	280,000	276,690

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	$277,000	$285,018
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	66,000	64,633
Kyndryl Holdings, Inc.
3.150% 10/15/31	300,000	250,095
Leidos, Inc.
4.100% 3/15/29	186,000	184,160
		1,060,596
Diversified Financial Services — 4.9%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	290,000	292,386
5.750% 10/01/31 (a)	225,000	230,382
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	275,000	286,428
Aviation Capital Group LLC
5.125% 4/10/30 (a)	440,000	442,292
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	115,243
5.750% 11/15/29 (a)	430,000	440,595
BGC Group, Inc.
6.150% 4/02/30	550,000	559,402
Capital One Financial Corp. 1 day USD SOFR + 1.150%
4.722% VRN 1/30/32 (b)	290,000	285,602
Citadel Finance LLC
4.750% 2/14/29 (a)	550,000	538,882
Citadel Securities Global Holdings LLC
5.125% 1/27/32 (a)	260,000	257,936
Equitable America Global Funding
4.950% 6/09/30 (a) (c)	280,000	279,696
Gabx Leasing LLC
4.625% 4/15/31 (a)	270,000	266,170
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	324,000	335,703
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	550,000	549,545
TPG Operating Group II LP
4.875% 5/15/31	280,000	274,617
		5,154,879
Electric — 1.9%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	349,619
Dayton Power & Light Co.
4.550% 8/15/30	275,000	272,506
ITC Holdings Corp.
4.875% 4/15/31 (a) (d)	271,000	271,141
National Rural Utilities Cooperative Finance Corp.
4.050% 2/09/29	285,000	283,114
NRG Energy, Inc.
4.734% 10/15/30 (a)	550,000	544,652

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co.
6.100% 1/15/29	$265,000	$274,217
		1,995,249
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	400,000	402,800
Entertainment — 0.4%
Discovery Global Holdings, Inc.
4.054% 3/15/29	455,000	440,213
Food — 0.9%
McCormick & Co., Inc.
4.150% 2/15/29	285,000	282,235
Sigma Finance Netherlands BV
4.875% 3/27/28 (a)	350,000	352,571
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	275,000	273,663
		908,469
Forest Products & Paper — 0.3%
Suzano Austria GmbH
6.000% 1/15/29	350,000	357,708
Health Care - Services — 1.3%
Centene Corp.
2.450% 7/15/28	525,000	488,931
3.000% 10/15/30	325,000	284,817
Humana, Inc.
5.375% 4/15/31	575,000	581,180
		1,354,928
Insurance — 5.1%
American National Global Funding
4.625% 12/15/28 (a)	250,000	248,080
5.250% 6/03/30 (a)	550,000	547,758
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	264,000	272,220
Athene Global Funding
3.205% 3/08/27 (a)	212,000	208,679
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	525,000	528,577
CNO Global Funding
2.650% 1/06/29 (a) (c)	350,000	331,552
Enstar Group Ltd.
3.100% 9/01/31	600,000	529,416
4.950% 6/01/29	255,000	253,921
Fortitude Global Funding
4.625% 10/06/28 (a)	522,000	516,701
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	269,000	273,939

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Atlantic Fin Co.
4.400% 10/15/29 (a) (c)	$350,000	$338,437
Jackson National Life Global Funding
4.550% 9/09/30 (a)	280,000	274,304
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	280,000	277,063
Progressive Corp.
4.600% 3/26/31	260,000	260,594
Protective Life Corp.
4.700% 1/15/31 (a)	186,000	184,208
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	270,000	267,595
		5,313,044
Internet — 0.6%
AppLovin Corp.
5.125% 12/01/29	260,000	261,509
Prosus NV
3.680% 1/21/30 (a)	400,000	378,824
		640,333
Investment Companies — 6.7%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	303,522
3.950% 7/15/26 (a)	605,000	602,907
ARES Capital Corp.
5.100% 1/15/31	250,000	240,374
5.875% 3/01/29	100,000	100,709
5.950% 7/15/29	305,000	306,505
ARES Strategic Income Fund
6.350% 8/15/29	538,000	539,721
Blackstone Private Credit Fund
2.625% 12/15/26	265,000	259,265
6.250% 1/25/31	250,000	246,945
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	345,296
5.300% 6/30/30	650,000	629,014
Blue Owl Capital Corp.
8.450% 11/15/26	275,000	278,598
Blue Owl Credit Income Corp.
4.700% 2/08/27	413,000	408,331
5.800% 3/15/30	325,000	313,376
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (c)	627,000	617,027
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	266,512
6.000% 7/15/29 (c)	621,000	618,987
HPS Corporate Lending Fund
6.250% 9/30/29	305,000	304,386
6.750% 1/30/29	368,000	372,908

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	$300,000	$293,972
		7,048,355
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	400,000	380,686
Media — 1.2%
Cox Communications, Inc.
1.800% 10/01/30 (a)	300,000	260,854
News Corp.
3.875% 5/15/29 (a)	545,000	525,965
Paramount Global
7.875% 7/30/30	475,000	495,865
		1,282,684
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	400,000	384,491
Oil & Gas — 3.3%
Antero Resources Corp.
5.375% 3/01/30 (a)	275,000	276,401
Continental Resources, Inc.
5.750% 1/15/31 (a)	425,000	433,143
Helmerich & Payne, Inc.
4.850% 12/01/29 (c)	310,000	309,976
Ovintiv, Inc.
7.200% 11/01/31	250,000	274,729
8.125% 9/15/30	250,000	281,220
Patterson-UTI Energy, Inc.
3.950% 2/01/28	535,000	526,287
Santos Finance Ltd.
3.649% 4/29/31 (a)	575,000	538,048
Sunoco LP
5.875% 7/15/27 (a)	193,000	192,885
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	400,000	396,887
Woodside Finance Ltd.
5.400% 5/19/30	255,000	260,393
		3,489,969
Pharmaceuticals — 0.6%
Mylan, Inc.
4.550% 4/15/28	575,000	572,042
Pipelines — 1.5%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	281,272
Energy Transfer LP
4.550% 1/15/31	280,000	277,458

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Harvest Midstream I LP
7.500% 9/01/28 (a)	$234,000	$236,270
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	178,000	177,458
Targa Resources Corp.
4.350% 1/15/29	148,000	147,380
4.350% 4/15/31	182,000	178,170
Western Midstream Operating LP
4.800% 3/01/31	275,000	272,033
		1,570,041
Real Estate Investment Trusts (REITS) — 3.5%
EPR Properties
3.750% 8/15/29	125,000	119,691
4.500% 6/01/27	450,000	448,101
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	485,000	469,954
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	275,000	260,035
Highwoods Realty LP
4.200% 4/15/29	300,000	291,710
Omega Healthcare Investors, Inc.
5.200% 7/01/30	575,000	577,335
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	627,884
Store Capital LLC
2.750% 11/18/30	275,000	247,375
4.500% 3/15/28	300,000	298,050
Vornado Realty LP
2.150% 6/01/26	310,000	308,252
		3,648,387
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	329,397
Genuine Parts Co.
1.875% 11/01/30	300,000	258,516
InRetail Consumer
3.250% 3/22/28 (a)	400,000	384,527
		972,440
Semiconductors — 0.8%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	570,000	582,013
SK Hynix, Inc.
4.250% 9/11/28 (a)	200,000	198,890
		780,903
Software — 1.0%
Fidelity National Information Services, Inc.
4.550% 3/10/29	265,000	263,750

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
MSCI, Inc.
3.875% 2/15/31 (a)	$275,000	$259,956
Oracle Corp.
4.450% 9/26/30	540,000	520,388
		1,044,094
Telecommunications — 0.5%
Orange SA
4.000% 1/13/29 (a)	285,000	282,147
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	200,000	195,644
		477,791
Transportation — 0.3%
Fedex Freight Holding Co., Inc.
4.650% 3/15/31 (a)	270,000	265,374
Venture Capital — 0.9%
Hercules Capital, Inc.
2.625% 9/16/26	285,000	280,794
3.375% 1/20/27	270,000	264,543
5.350% 2/10/29 (c)	158,000	154,872
6.000% 6/16/30 (c)	275,000	269,801
		970,010
TOTAL CORPORATE DEBT (Cost $53,869,140)		53,849,716
Non-U.S. Government Agency Obligations — 33.6%
Automobile Asset-Backed Securities — 8.2%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	296,060	298,262
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class B
4.300% 8/21/28 (a)	300,000	299,021
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	400,000	399,469
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	62,445	61,302
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	832,463
Series 2025-P3, Class A2, 4.070% 2/12/29	420,473	420,379
Series 2024-N1, Class A3, 5.600% 3/10/28 (a)	67,597	67,634
Enterprise Fleet Financing LLC, Series 2026-1, Class A2
4.000% 10/20/28 (a)	500,000	498,957
Exeter Automobile Receivables Trust, Series 2024-3A, Class B
5.570% 9/15/28	289,587	290,198
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	508,774
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	400,504
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A2
4.520% 7/17/28 (a)	234,554	234,832

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	$113,091	$113,167
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	508,238
Oscar US Funding XIV LLC, Series 2022-1A, Class A4
2.820% 4/10/29 (a)	148,140	146,960
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	302,691
Santander Drive Auto Receivables Trust, Series 2025-3, Class A3
4.380% 1/15/30	700,000	701,017
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	400,000	398,625
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	163,873	166,848
Toyota Lease Owner Trust, Series 2026-A, Class A2A
3.700% 2/22/28 (a)	500,000	498,214
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	495,958	497,175
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	549,117	550,499
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	163,731	165,219
World Omni Auto Receivables Trust, Series 2026-A, Class A3
3.860% 5/15/31	200,000	198,821
		8,559,269
Commercial Mortgage-Backed Securities — 2.7%
ELM Trust, Series 2024-ELM, Class A15,
5.414% VRN 6/10/39 (a) (b) (e)	1,100,000	1,101,976
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
5.140% FRN 8/15/38 (a) (b)	545,520	541,428
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
5.093% FRN 2/15/39 (a) (b)	900,000	895,670
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.538% FRN 3/15/38 (a) (b)	260,400	241,288
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
5.888% FRN 4/15/38 (a) (b)	8,472	8,467
		2,788,829
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	400,000	402,050
Home Equity Asset-Backed Securities — 0.3%
Vista Point Securitization Trust, Series 2026-CES1, Class A1,
5.035% STEP 2/25/56 (a)	297,156	294,679
Other Asset-Backed Securities — 14.0%
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	600,000	601,278
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	128,026	128,112
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	500,630

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.168% FRN 10/18/31 (a) (b)	$500,000	$499,959
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	436,871
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	40,967	40,285
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080%
4.752% FRN 7/15/34 (a) (b)	1,000,000	998,483
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	57,897
CIFC Funding Ltd.
Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.090% 4.761% FRN 7/16/35 (a) (b)	250,000	249,529
Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812% 5.480% FRN 10/24/30 (a) (b)	500,000	500,007
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	84,975	84,714
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.780% FRN 4/20/37 (a) (b)	750,000	748,502
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	354,339	329,694
GoldenTree Loan Management US CLO 18 Ltd., Series 2023-18A, Class AR, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 1/20/37 (a) (b)	500,000	498,611
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.218% FRN 10/20/34 (a) (b)	500,000	499,792
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	74,181	72,943
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	103,819	104,053
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	181,734	184,630
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	152,056	154,334
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	20,075	19,976
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550%
5.221% FRN 10/16/30 (a) (b)	435,617	435,566
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
4.829% FRN 1/22/35 (a) (b)	500,000	499,437
Marble Point CLO XXV Ltd., Series 2022-2A, Class A1RR, 3 mo. USD Term SOFR + 1.190%
4.858% FRN 10/20/36 (a) (b)	500,000	498,919
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	500,000	500,000
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.798% FRN 12/25/37 (a) (b)	500,000	498,497

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 3 mo. USD Term SOFR + 1.040%
4.699% FRN 7/23/36 (a) (b)	$500,000	$498,824
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	54,068	52,489
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	384,867	351,329
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	396,167	316,388
OCP CLO Ltd., Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100%
4.772% FRN 1/15/37 (a) (b)	500,000	499,096
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	212,817	213,502
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	416,408	418,527
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	52,237	52,465
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	167,645	168,046
Reach ABS Trust, Series 2025-2A, Class A
4.930% 8/18/32 (a)	176,836	177,582
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	274,068	273,818
Series 2025-3, Class A, 4.470% 8/15/34 (a)	180,961	181,279
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.348% FRN 4/18/33 (a) (b)	500,000	500,045
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%
4.821% FRN 10/23/35 (a) (b)	500,000	499,584
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	272,565	272,424
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	551,636	558,946
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.942% FRN 10/15/35 (a) (b)	500,000	499,561
		14,676,624
Student Loans Asset-Backed Securities — 4.3%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	430,838	397,468
Series 2017-A, Class B, 4.500% 11/26/46 (a)	133,446	128,113
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 4.993% FRN 12/26/47 (a) (b)	131,240	131,530
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 5.443% FRN 11/26/46 (a) (b)	88,118	87,832
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	15,872	12,467
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	14,761
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,526
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	36,001

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	$143,128	$140,822
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	827,444	753,047
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,938,245
SLM Student Loan Trust
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.439% FRN 1/25/44 (b)	192,384	183,093
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 4.449% FRN 1/25/41 (b)	266,601	252,537
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 4.537% FRN 11/15/35 (a) (b)	47,107	47,002
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.322% FRN 9/15/53 (a) (b)	393,188	398,675
		4,529,119
Whole Loan Collateral Collateralized Mortgage Obligations — 3.6%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	626,629	627,843
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (b) (e)	28,726	27,722
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.726% FRN 8/25/49 (a) (b)	215,474	208,009
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (b) (e)	323,971	291,898
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (e)	41,761	40,703
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (e)	467,436	384,904
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (b) (e)	235,817	213,188
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (b) (e)	71,290	67,936
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (b) (e)	478,464	414,514
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (b) (e)	547,923	460,381
PRPM Trust, Series 2026-NQM1, Class A1FC,
5.093% STEP 2/25/71 (a)	300,000	299,403
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (e)	259,986	247,721
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (b) (e)	133,842	116,753
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (e)	44,508	44,240
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (b) (e)	135,162	117,220
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (e)	211,784	212,053
		3,774,488

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (b) (e)	$101,576	$90,821
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,985,011)		35,115,879
Sovereign Debt Obligations — 0.6%
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	400,000	404,488
Mexico Government International Bond
2.659% 5/24/31	300,000	264,795
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $674,533)		669,283
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	241	246
Pool #510083 7.000% 7/15/29	13	13
Pool #493723 7.000% 8/15/29	194	198
Government National Mortgage Association II (b)
Pool #80136 1 yr. CMT + 1.500% 5.125% FRN 11/20/27	15	15
		472
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $512)		472
TOTAL BONDS & NOTES (Cost $90,529,196)		89,635,350
TOTAL LONG-TERM INVESTMENTS (Cost $90,529,196)		89,635,350
Short-Term Investments — 15.1%
Commercial Paper — 13.3%
Bayer Corp.
4.349% 7/20/26 (a)	3,000,000	2,961,733
Bell Telephone Co. of Canada or Bell Canada
4.201% 6/16/26 (a)	2,000,000	1,983,177
Charles Schwab Corp.
3.960% 7/10/26 (a)	3,000,000	2,967,703
Oracle Corp.
4.410% 10/02/26 (a)	3,000,000	2,931,329
Phillips 66
3.967% 4/01/26 (a)	3,000,000	2,999,667
		13,843,609

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (g)	1,384,895	$1,384,895
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (h)	$496,444	496,444
TOTAL SHORT-TERM INVESTMENTS (Cost $15,728,156)		15,724,948
TOTAL INVESTMENTS — 100.8% (Cost $106,257,352) (i)		105,360,298
Other Assets/(Liabilities) — (0.8)%		(841,037)
NET ASSETS — 100.0%		$104,519,261

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $67,735,602 or 64.81% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $2,939,647 or 2.81% of net assets. The Fund received $1,613,074 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(h)	Maturity value of $496,472. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $506,496.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	6/30/26	292	$60,969,215	$(395,184)
Short
U.S. Treasury Long Bond	6/18/26	3	$(340,771)	$(854)
U.S. Treasury Note 10 Year	6/18/26	10	(1,125,921)	15,452
U.S. Treasury Ultra 10 Year	6/18/26	4	(459,081)	5,018
U.S. Treasury Note 5 Year	6/30/26	243	(26,653,335)	365,671
				$385,287

MML VIP BlackRock® Balanced Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	474,936	$25,276,094
iShares Core S&P 500 ETF	269,037	175,737,659
iShares Core S&P Mid-Cap ETF	196,447	13,266,066
iShares Core S&P Small-Cap ETF (a)	48,053	5,973,469
iShares Core S&P Total U.S. Stock Market ETF	1,358,330	193,466,942
iShares Core U.S. Aggregate Bond ETF	1,029,153	102,164,017
iShares Core Universal USD Bond ETF (a)	2,211,047	102,128,261
iShares iBoxx High Yield Corporate Bond ETF (a)	319,152	25,391,733
TOTAL EXCHANGE-TRADED FUNDS (Cost $499,277,829)		643,404,241
TOTAL LONG-TERM INVESTMENTS (Cost $499,277,829)		643,404,241
Short-Term Investments — 3.9%
Investment of Cash Collateral from Securities Loaned — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (b)	25,056,823	25,056,823
TOTAL SHORT-TERM INVESTMENTS (Cost $25,056,823)		25,056,823
TOTAL INVESTMENTS — 103.8% (Cost $524,334,652) (c)		668,461,064
Other Assets/(Liabilities) — (3.8)%		(24,521,577)
NET ASSETS — 100.0%		$643,939,487

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $30,775,747 or 4.78% of net assets. The Fund received $6,268,635 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	74,242	$3,902,160
iShares 20+ Year Treasury Bond ETF	17,938	1,555,045
iShares Broad USD High Yield Corporate Bond ETF (a)	21,336	786,018
iShares Core Dividend Growth ETF (a)	33,851	2,375,663
iShares Core International Aggregate Bond ETF (a)	7,813	390,963
iShares Core MSCI Emerging Markets ETF	23,124	1,612,899
iShares Core MSCI International Developed Markets ETF	124,905	10,438,311
iShares Core S&P 500 ETF	11,021	7,199,027
iShares Core S&P Mid-Cap ETF	23,734	1,602,757
iShares Core S&P Total U.S. Stock Market ETF	174,313	24,827,401
iShares Core U.S. Aggregate Bond ETF	247,576	24,576,869
TOTAL EXCHANGE-TRADED FUNDS (Cost $70,703,820)		79,267,113
TOTAL LONG-TERM INVESTMENTS (Cost $70,703,820)		79,267,113
Short-Term Investments — 1.0%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (b)	408,360	408,360
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$411,615	411,615
TOTAL SHORT-TERM INVESTMENTS (Cost $819,975)		819,975
TOTAL INVESTMENTS — 100.9% (Cost $71,523,795) (d)		80,087,088
Other Assets/(Liabilities) — (0.9)%		(749,857)
NET ASSETS — 100.0%		$79,337,231

Abbreviation Legend
ETF	Exchange-Traded Fund

MML VIP BlackRock iShares® 60/40 Allocation Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $1,372,849 or 1.73% of net assets. The Fund received $984,402 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(c)	Maturity value of $411,638. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $419,979.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Exchange-Traded Funds — 99.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	165,881	$8,718,705
iShares 20+ Year Treasury Bond ETF (a)	20,040	1,737,268
iShares Broad USD High Yield Corporate Bond ETF (a)	47,673	1,756,273
iShares Core Dividend Growth ETF (a)	75,635	5,308,064
iShares Core International Aggregate Bond ETF (a)	34,915	1,747,147
iShares Core MSCI Emerging Markets ETF	129,167	9,009,398
iShares Core MSCI International Developed Markets ETF	322,016	26,910,877
iShares Core S&P 500 ETF	21,889	14,298,114
iShares Core S&P Mid-Cap ETF	106,059	7,162,164
iShares Core S&P Total U.S. Stock Market ETF	565,606	80,559,263
iShares Core U.S. Aggregate Bond ETF	210,735	20,919,664
TOTAL EXCHANGE-TRADED FUNDS (Cost $154,541,098)		178,126,937
TOTAL LONG-TERM INVESTMENTS (Cost $154,541,098)		178,126,937
Short-Term Investments — 2.3%
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (b)	2,941,980	2,941,980
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$1,316,283	1,316,283
TOTAL SHORT-TERM INVESTMENTS (Cost $4,258,263)		4,258,263
TOTAL INVESTMENTS — 101.9% (Cost $158,799,361) (d)		182,385,200
Other Assets/(Liabilities) — (1.9)%		(3,454,279)
NET ASSETS — 100.0%		$178,930,921

Abbreviation Legend
ETF	Exchange-Traded Fund

MML VIP BlackRock iShares® 80/20 Allocation Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $13,936,588 or 7.79% of net assets. The Fund received $11,260,004 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(c)	Maturity value of $1,316,356. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $1,342,805.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.9%
Common Stock — 98.9%
Communication Services — 8.2%
AT&T, Inc.	551,300	$15,982,187
Comcast Corp. Class A	89,500	2,569,545
Fox Corp. Class A	26,300	1,535,920
Match Group, Inc.	22,800	700,188
Meta Platforms, Inc. Class A	11,800	6,751,134
News Corp. Class A	40,300	1,004,679
T-Mobile US, Inc.	48,800	10,249,464
Verizon Communications, Inc.	328,300	16,480,660
Walt Disney Co.	191,900	18,495,322
		73,769,099
Consumer Discretionary — 7.1%
AutoNation, Inc. (a)	6,300	1,230,138
Best Buy Co., Inc.	22,500	1,444,500
BorgWarner, Inc.	20,000	1,085,200
Darden Restaurants, Inc.	12,300	2,411,292
Deckers Outdoor Corp. (a)	6,300	630,567
Dillard’s, Inc. Class A (b)	1,100	629,321
DR Horton, Inc.	31,400	4,308,708
eBay, Inc.	48,600	4,423,572
Expedia Group, Inc.	12,500	2,886,125
Ford Motor Co.	420,500	4,852,570
GameStop Corp. Class A (a)	19,800	456,192
Gap, Inc.	40,000	968,000
General Motors Co.	90,300	6,727,350
Genuine Parts Co.	15,000	1,586,250
Hasbro, Inc.	10,400	973,440
Lennar Corp. Class A	24,000	2,084,160
Lowe’s Cos., Inc.	57,300	13,538,844
NVR, Inc. (a)	300	1,976,949
Penske Automotive Group, Inc. (b)	7,100	1,061,592
PulteGroup, Inc.	21,000	2,469,810
Service Corp. International (b)	15,100	1,245,901
Tapestry, Inc.	19,100	2,695,201
Toll Brothers, Inc.	10,200	1,391,994
TopBuild Corp. (b)	2,600	913,380
Williams-Sonoma, Inc.	11,400	2,078,562
		64,069,618
Consumer Staples — 7.9%
Altria Group, Inc.	180,400	11,904,596
BJ’s Wholesale Club Holdings, Inc. (b)	5,600	551,152
Coca-Cola Consolidated, Inc.	8,100	1,553,094
Constellation Brands, Inc. Class A	7,700	1,155,000
Dollar General Corp.	9,700	1,151,681

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	19,000	$2,080,690
Hormel Foods Corp.	8,600	194,790
Ingredion, Inc.	6,000	675,960
J.M. Smucker Co.	4,700	453,268
Kroger Co.	61,900	4,479,084
Molson Coors Beverage Co. Class B	7,800	335,868
Mondelez International, Inc. Class A	103,400	5,959,976
PepsiCo, Inc.	92,200	14,317,738
Procter & Gamble Co.	102,900	14,862,876
Sysco Corp.	51,500	3,673,495
Target Corp.	48,600	5,890,320
Tyson Foods, Inc. Class A	26,800	1,717,076
		70,956,664
Energy — 10.4%
Antero Midstream Corp.	51,200	1,167,360
Antero Resources Corp. (a)	28,900	1,226,516
APA Corp.	38,100	1,616,964
ConocoPhillips	30,500	4,026,000
Devon Energy Corp.	67,400	3,391,568
Diamondback Energy, Inc.	30,800	6,091,932
EOG Resources, Inc.	50,800	7,344,156
Exxon Mobil Corp.	268,000	45,468,880
Halliburton Co.	90,500	3,528,595
HF Sinclair Corp.	19,800	1,235,322
Kinder Morgan, Inc.	239,000	8,013,670
Marathon Petroleum Corp.	7,400	1,806,932
Phillips 66	43,300	7,888,394
Range Resources Corp.	25,500	1,152,090
		93,958,379
Financials — 29.8%
Aflac, Inc.	42,700	4,684,617
Allstate Corp.	14,000	2,902,760
Ally Financial, Inc.	17,500	686,525
American Express Co.	30,400	9,195,392
American Financial Group, Inc.	5,500	702,405
American International Group, Inc.	46,100	3,469,025
Ameriprise Financial, Inc.	7,400	3,288,560
Aon PLC Class A	9,500	3,066,410
Arch Capital Group Ltd. (a)	24,100	2,313,359
Assurant, Inc.	3,800	827,678
Axis Capital Holdings Ltd.	6,300	638,883
Bank of America Corp.	468,500	22,839,375
Bank of New York Mellon Corp.	53,800	6,382,294
Block, Inc. (a)	29,400	1,769,292
Carlyle Group, Inc.	16,000	774,240
Charles Schwab Corp.	77,600	7,292,848
Chubb Ltd.	31,300	10,201,609
Cincinnati Financial Corp.	12,300	1,935,405
Citigroup, Inc.	114,300	12,962,763
Citizens Financial Group, Inc.	29,200	1,751,124

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Corpay, Inc. (a)	3,000	$872,970
Cullen/Frost Bankers, Inc. (b)	3,400	466,072
East West Bancorp, Inc.	8,700	928,812
Everest Group Ltd.	3,300	1,078,605
Fidelity National Financial, Inc.	17,300	802,374
First Citizens BancShares, Inc. Class A	1,060	1,997,740
First Horizon Corp.	26,100	594,036
Globe Life, Inc.	4,300	598,431
Goldman Sachs Group, Inc.	22,930	19,398,551
Hartford Insurance Group, Inc.	22,200	3,002,106
JP Morgan Chase & Co.	151,000	44,418,160
KeyCorp.	58,300	1,168,915
Loews Corp.	16,600	1,771,884
M&T Bank Corp.	9,000	1,860,480
Markel Group, Inc. (a)	910	1,741,804
MetLife, Inc.	55,000	3,889,600
Morgan Stanley	117,900	19,402,803
Northern Trust Corp.	15,400	2,149,378
Old Republic International Corp.	19,300	770,070
PNC Financial Services Group, Inc.	25,800	5,368,722
Popular, Inc.	3,500	469,595
Primerica, Inc.	2,600	651,248
Principal Financial Group, Inc.	17,600	1,585,936
Prudential Financial, Inc.	24,400	2,383,636
Raymond James Financial, Inc.	16,100	2,331,119
Regions Financial Corp.	59,000	1,541,080
Reinsurance Group of America, Inc.	3,997	816,027
RenaissanceRe Holdings Ltd.	3,800	1,129,474
SEI Investments Co.	10,000	784,700
State Street Corp.	22,500	2,847,600
Stifel Financial Corp.	9,900	731,808
Synchrony Financial	30,400	2,067,808
T. Rowe Price Group, Inc.	14,700	1,325,058
Travelers Cos., Inc.	27,600	8,050,368
Truist Financial Corp.	68,700	3,158,139
Unum Group	13,000	949,390
US Bancorp	83,500	4,342,835
W.R. Berkley Corp.	29,650	1,965,202
Wells Fargo & Co.	223,600	17,800,796
Western Alliance Bancorp	4,600	325,910
Willis Towers Watson PLC	6,900	2,005,830
Zions Bancorp NA	6,500	374,530
		267,604,166
Health Care — 15.4%
Amgen, Inc.	37,600	13,229,560
Bio-Rad Laboratories, Inc. Class A (b)	2,100	585,375
Cencora, Inc.	18,000	5,654,520
Cooper Cos., Inc. (a)	8,600	614,900
CVS Health Corp.	98,300	7,059,906
DaVita, Inc. (a)	3,000	461,070
Encompass Health Corp.	3,000	290,190
Exelixis, Inc. (a)	25,400	1,089,406

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
GE HealthCare Technologies, Inc. (a)	23,600	$1,679,848
Gilead Sciences, Inc.	84,300	11,748,891
Halozyme Therapeutics, Inc. (a)	11,000	710,930
HCA Healthcare, Inc.	25,600	12,114,944
Henry Schein, Inc. (b)	11,400	840,180
IQVIA Holdings, Inc. (a)	4,200	716,268
Jazz Pharmaceuticals PLC (a)	4,900	926,345
Johnson & Johnson	148,000	36,177,120
Labcorp Holdings, Inc.	7,800	2,081,118
Medtronic PLC	119,300	10,337,345
Merck & Co., Inc.	109,500	13,171,755
Pfizer, Inc.	172,200	4,835,376
Quest Diagnostics, Inc.	11,000	2,155,780
Regeneron Pharmaceuticals, Inc.	4,600	3,554,144
Revvity, Inc. (b)	4,900	429,289
Tenet Healthcare Corp. (a)	8,600	1,622,906
United Therapeutics Corp. (a)	4,000	2,371,920
Universal Health Services, Inc. Class B	5,900	1,055,923
Viatris, Inc.	107,800	1,456,378
Zimmer Biomet Holdings, Inc.	18,500	1,672,770
		138,644,157
Industrials — 7.7%
3M Co.	57,000	8,278,110
A.O. Smith Corp. (b)	12,200	804,468
Acuity, Inc.	3,300	924,726
AECOM	13,900	1,178,998
AGCO Corp.	8,000	926,960
Allegion PLC	9,200	1,336,668
Allison Transmission Holdings, Inc.	2,500	292,650
CACI International, Inc. Class A (b)	2,100	1,142,127
Carlisle Cos., Inc. (b)	3,900	1,301,118
CNH Industrial NV	30,700	337,700
Core & Main, Inc. Class A (a)	17,700	874,380
Delta Air Lines, Inc.	48,000	3,191,040
Dover Corp.	7,800	1,625,910
FedEx Corp.	25,300	9,011,354
General Dynamics Corp.	21,300	7,310,586
Leidos Holdings, Inc.	13,749	2,138,244
Masco Corp.	22,300	1,346,251
Mueller Industries, Inc.	10,400	1,152,320
Oshkosh Corp.	6,800	1,001,028
Regal Rexnord Corp.	7,200	1,348,272
Ryder System, Inc.	1,700	348,007
Snap-on, Inc.	5,600	2,034,032
Southwest Airlines Co.	49,300	1,852,201
Textron, Inc.	18,900	1,654,884
Toro Co.	10,500	981,120
United Airlines Holdings, Inc. (a)	34,800	3,204,036
United Parcel Service, Inc. Class B	79,400	7,811,372
United Rentals, Inc.	5,950	4,334,932

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
WESCO International, Inc.	4,500	$1,231,290
		68,974,784
Information Technology — 4.4%
Dell Technologies, Inc. Class C	35,900	5,892,267
F5, Inc. (a)	1,800	520,794
First Solar, Inc. (a)	10,000	1,972,600
Micron Technology, Inc.	33,200	11,216,288
NetApp, Inc.	21,300	2,180,907
QUALCOMM, Inc.	115,100	14,822,578
Skyworks Solutions, Inc.	2,800	149,940
TD SYNNEX Corp.	8,700	1,467,777
Twilio, Inc. Class A (a)	7,900	993,978
		39,217,129
Materials — 4.8%
Albemarle Corp.	11,000	1,974,830
Alcoa Corp.	24,200	1,605,186
Avery Dennison Corp.	8,300	1,433,244
Ball Corp.	28,800	1,702,368
CF Industries Holdings, Inc.	15,100	1,960,584
Corteva, Inc.	63,500	5,315,585
CRH PLC	29,600	3,111,552
Crown Holdings, Inc.	12,300	1,233,075
Newmont Corp. (NEM US)	96,300	10,424,475
Nucor Corp.	24,600	4,159,860
Packaging Corp. of America	8,300	1,761,426
PPG Industries, Inc.	24,100	2,575,808
Reliance, Inc.	4,900	1,489,208
RPM International, Inc.	13,700	1,361,780
Steel Dynamics, Inc.	16,700	3,006,000
		43,114,981
Real Estate — 0.1%
Jones Lang LaSalle, Inc. (a)	4,100	1,247,712
Utilities — 3.1%
AES Corp.	76,500	1,077,885
Alliant Energy Corp.	27,600	1,980,576
DTE Energy Co.	17,900	2,617,338
Duke Energy Corp.	57,700	7,555,238
Evergy, Inc.	24,700	2,023,424
FirstEnergy Corp.	62,000	3,140,920
Public Service Enterprise Group, Inc.	53,600	4,338,920
Southern Co.	36,800	3,551,936
UGI Corp. (b)	23,100	841,302

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	10,500	$1,215,585
		28,343,124
TOTAL COMMON STOCK (Cost $637,915,846)		889,899,813
TOTAL EQUITIES (Cost $637,915,846)		889,899,813
Exchange-Traded Funds — 0.6%
iShares Russell 1000 Value ETF (b)	25,800	5,512,686
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,768,249)		5,512,686
TOTAL LONG-TERM INVESTMENTS (Cost $643,684,095)		895,412,499
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	501,128	501,128
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$3,947,027	3,947,027
TOTAL SHORT-TERM INVESTMENTS (Cost $4,448,155)		4,448,155
TOTAL INVESTMENTS — 100.0% (Cost $648,132,250) (e)		899,860,654
Other Assets/(Liabilities) — (0.0)%		(387,720)
NET ASSETS — 100.0%		$899,472,934

Abbreviation Legend
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $14,996,430 or 1.67% of net assets. The Fund received $14,576,098 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).

MML VIP Franklin Templeton Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(d)	Maturity value of $3,947,246. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $4,026,008.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Discovery Large Cap Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 95.7%
Common Stock — 95.7%
Communication Services — 11.7%
Alphabet, Inc. Class C	64,420	$18,479,521
Meta Platforms, Inc. Class A	17,514	10,020,285
Netflix, Inc. (a)	84,506	8,125,252
		36,625,058
Consumer Discretionary — 9.9%
Amazon.com, Inc. (a)	69,419	14,457,895
Hilton Worldwide Holdings, Inc.	19,347	5,883,036
Tesla, Inc. (a)	12,759	4,743,158
TJX Cos., Inc.	27,652	4,416,024
Viking Holdings Ltd. (a)	21,385	1,571,370
		31,071,483
Consumer Staples — 1.5%
Walmart, Inc.	38,548	4,790,745
Energy — 3.0%
Baker Hughes Co.	39,657	2,421,060
Cameco Corp.	39,996	4,343,965
Diamondback Energy, Inc.	12,434	2,459,321
		9,224,346
Financials — 3.9%
American Express Co.	10,632	3,215,967
Goldman Sachs Group, Inc.	6,638	5,615,682
Mastercard, Inc. Class A	6,715	3,355,217
		12,186,866
Health Care — 6.4%
AbbVie, Inc.	10,838	2,357,157
Argenx SE ADR (a)	2,005	1,464,151
Cardinal Health, Inc.	7,190	1,519,319
Cencora, Inc.	9,348	2,936,581
Eli Lilly & Co.	6,122	5,630,832
Gilead Sciences, Inc.	11,567	1,612,093
HCA Healthcare, Inc.	3,305	1,564,058
McKesson Corp.	1,793	1,551,590
Thermo Fisher Scientific, Inc.	2,755	1,354,165
		19,989,946
Industrials — 15.3%
Caterpillar, Inc.	6,435	4,558,940
GE Vernova, Inc.	6,956	6,071,893

MML VIP Invesco Discovery Large Cap Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
General Electric Co.	16,631	$4,719,379
Howmet Aerospace, Inc.	26,620	6,134,845
L3Harris Technologies, Inc.	8,761	3,023,859
PACCAR, Inc.	19,700	2,275,350
Parker-Hannifin Corp.	4,474	4,005,304
Quanta Services, Inc.	13,914	7,639,064
Vertiv Holdings Co. Class A	28,645	7,177,864
XPO, Inc. (a)	11,587	2,254,251
		47,860,749
Information Technology — 41.6%
Amphenol Corp. Class A	36,295	4,585,873
Apple, Inc.	66,458	16,866,376
AppLovin Corp. Class A (a)	3,680	1,464,640
Arista Networks, Inc. (a)	21,386	2,625,773
ASML Holding NV	3,201	4,227,977
Broadcom, Inc.	40,139	12,423,422
Cloudflare, Inc. Class A (a)	16,810	3,468,575
Coherent Corp. (a)	12,672	3,018,597
Lam Research Corp.	36,477	7,793,676
Micron Technology, Inc.	6,681	2,257,109
Microsoft Corp.	39,125	14,482,901
Monolithic Power Systems, Inc.	4,779	5,225,120
NVIDIA Corp.	215,259	37,541,170
Palantir Technologies, Inc. Class A (a)	9,393	1,374,008
Snowflake, Inc. Class A (a)	18,085	2,727,580
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	29,841	10,084,766
		130,167,563
Materials — 1.0%
Freeport-McMoRan, Inc.	54,995	3,232,606
Real Estate — 1.4%
CBRE Group, Inc. Class A (a)	16,685	2,260,150
Welltower, Inc.	11,327	2,239,461
		4,499,611
TOTAL COMMON STOCK (Cost $308,829,907)		299,648,973
TOTAL EQUITIES (Cost $308,829,907)		299,648,973
TOTAL LONG-TERM INVESTMENTS (Cost $308,829,907)		299,648,973

MML VIP Invesco Discovery Large Cap Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (b)	$10,814,451	$10,814,451
TOTAL SHORT-TERM INVESTMENTS (Cost $10,814,451)		10,814,451
TOTAL INVESTMENTS — 99.1% (Cost $319,644,358) (c)		310,463,424
Other Assets/(Liabilities) — 0.9%		2,730,221
NET ASSETS — 100.0%		$313,193,645

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $10,815,052. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $11,030,799.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 96.4%
Common Stock — 96.4%
Communication Services — 1.3%
Live Nation Entertainment, Inc. (a)	8,703	$1,327,295
TKO Group Holdings, Inc.	10,285	2,073,970
		3,401,265
Consumer Discretionary — 10.6%
Aptiv PLC (b)	21,854	1,517,542
Hilton Worldwide Holdings, Inc.	28,775	8,749,902
Marriott International, Inc. Class A	13,363	4,370,636
Ralph Lauren Corp.	12,440	4,279,236
Ross Stores, Inc.	24,595	5,328,015
Ulta Beauty, Inc. (b)	2,644	1,382,045
Viking Holdings Ltd. (b)	38,178	2,805,319
		28,432,695
Consumer Staples — 1.6%
Casey's General Stores, Inc.	6,075	4,421,749
Energy — 5.2%
Baker Hughes Co.	43,930	2,681,927
Cheniere Energy, Inc.	10,132	2,875,056
Diamondback Energy, Inc.	10,735	2,123,276
Targa Resources Corp.	5,391	1,351,685
TechnipFMC PLC	71,505	4,943,141
		13,975,085
Financials — 6.6%
Cboe Global Markets, Inc.	12,837	3,608,096
Citizens Financial Group, Inc.	42,616	2,555,682
Corpay, Inc. (b)	4,667	1,358,050
Evercore, Inc. Class A	13,555	4,046,303
LPL Financial Holdings, Inc.	7,561	2,274,576
MSCI, Inc.	2,335	1,258,588
Nasdaq, Inc.	31,387	2,664,442
		17,765,737
Health Care — 13.7%
Alnylam Pharmaceuticals, Inc. (b)	4,098	1,355,905
Cardinal Health, Inc.	15,023	3,174,510
Cencora, Inc.	18,942	5,950,440
Encompass Health Corp.	21,629	2,092,173
Guardant Health, Inc. (b)	25,929	2,395,062
IDEXX Laboratories, Inc. (b)	7,350	4,129,892
Insmed, Inc. (b)	9,207	1,505,529
Labcorp Holdings, Inc.	9,120	2,433,307

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Medline, Inc. Class A (b)	48,602	$2,162,789
Mettler-Toledo International, Inc. (b)	1,970	2,484,564
Natera, Inc. (b)	21,069	4,213,589
Royalty Pharma PLC Class A	54,419	2,610,479
Tenet Healthcare Corp. (b)	11,819	2,230,364
		36,738,603
Industrials — 31.6%
AMETEK, Inc.	18,822	4,034,684
BWX Technologies, Inc.	20,863	4,266,275
Carpenter Technology Corp.	10,521	4,146,852
Comfort Systems USA, Inc.	5,740	7,915,403
Curtiss-Wright Corp.	8,164	5,560,664
Embraer SA Sponsored ADR	33,467	1,985,932
ESCO Technologies, Inc.	2,485	699,204
Forgent Power Solutions, Inc. (b)	58,391	1,709,105
Howmet Aerospace, Inc.	28,936	6,668,590
ITT, Inc.	21,143	4,028,376
Karman Holdings, Inc. (a)	34,014	2,722,821
Knight-Swift Transportation Holdings, Inc.	52,872	3,044,370
MasTec, Inc. (b)	18,925	6,088,929
PACCAR, Inc.	17,680	2,042,040
Quanta Services, Inc.	14,442	7,928,947
RBC Bearings, Inc. (b)	3,797	2,062,227
Regal Rexnord Corp.	6,628	1,241,159
Rockwell Automation, Inc.	5,749	2,063,201
Rollins, Inc.	26,318	1,405,644
SPX Technologies, Inc. (b)	13,594	2,717,984
Vertiv Holdings Co. Class A	23,091	5,786,143
Woodward, Inc.	7,881	2,820,767
XPO, Inc. (b)	20,004	3,891,778
		84,831,095
Information Technology — 22.6%
Akamai Technologies, Inc. (b)	18,791	2,158,147
Celestica, Inc. (b)	12,689	3,574,238
Cloudflare, Inc. Class A (b)	22,591	4,661,427
Cognex Corp.	27,045	1,324,935
Coherent Corp. (b)	15,366	3,660,335
Flex Ltd. (b)	89,820	5,879,617
Keysight Technologies, Inc. (b)	7,084	2,000,309
Lattice Semiconductor Corp. (b)	56,749	5,264,037
Lumentum Holdings, Inc. (b)	8,492	5,967,838
MACOM Technology Solutions Holdings, Inc. (b)	21,433	4,759,626
MKS, Inc.	11,658	2,679,125
MongoDB, Inc. (b)	8,260	2,021,800
Monolithic Power Systems, Inc.	7,758	8,482,209
TE Connectivity PLC	14,505	3,031,835
Teradyne, Inc.	17,459	5,175,895
		60,641,373

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 1.4%
Element Solutions, Inc.	42,515	$1,451,462
Hudbay Minerals, Inc.	41,616	869,774
Martin Marietta Materials, Inc.	2,397	1,411,066
		3,732,302
Real Estate — 0.9%
CBRE Group, Inc. Class A (b)	17,796	2,410,646
Utilities — 0.9%
NRG Energy, Inc.	16,613	2,427,824
TOTAL COMMON STOCK (Cost $236,150,644)		258,778,374
TOTAL EQUITIES (Cost $236,150,644)		258,778,374
TOTAL LONG-TERM INVESTMENTS (Cost $236,150,644)		258,778,374
Short-Term Investments — 5.2%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	790,743	790,743
	Principal Amount
Repurchase Agreement — 4.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$13,290,783	13,290,783
TOTAL SHORT-TERM INVESTMENTS (Cost $14,081,526)		14,081,526
TOTAL INVESTMENTS — 101.6% (Cost $250,232,170) (e)		272,859,900
Other Assets/(Liabilities) — (1.6)%		(4,349,676)
NET ASSETS — 100.0%		$268,510,224

Abbreviation Legend
ADR	American Depositary Receipt

MML VIP Invesco Discovery Mid Cap Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $3,469,817 or 1.29% of net assets. The Fund received $2,580,868 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Maturity value of $13,291,521. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $13,556,694.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Consumer Discretionary — 12.8%
AutoNation, Inc. (a)	9,604	$1,875,277
Bright Horizons Family Solutions, Inc. (a)	6,498	533,681
Champion Homes, Inc. (a)	16,969	1,261,984
Cheesecake Factory, Inc. (b)	34,224	1,873,764
Dorman Products, Inc. (a)	12,664	1,321,615
Dutch Bros, Inc. Class A (b)	12,258	620,990
KB Home	23,748	1,228,959
Kontoor Brands, Inc.	14,714	1,034,247
Life Time Group Holdings, Inc. (b)	33,205	894,543
Steven Madden Ltd.	37,876	1,284,754
Stride, Inc. (b)	12,593	1,110,325
Visteon Corp. (b)	17,081	1,556,250
Wyndham Hotels & Resorts, Inc.	16,490	1,339,483
		15,935,872
Consumer Staples — 1.2%
Chefs' Warehouse, Inc. (a)	12,331	733,078
Interparfums, Inc. (b)	7,867	714,638
		1,447,716
Energy — 6.1%
Helmerich & Payne, Inc.	60,986	2,197,326
Kodiak Gas Services, Inc.	37,642	2,195,281
Northern Oil & Gas, Inc. (b)	72,370	2,115,375
Weatherford International PLC	10,656	1,007,845
		7,515,827
Financials — 18.9%
Ameris Bancorp	16,933	1,320,605
Banc of California, Inc.	83,034	1,459,738
Bank of NT Butterfield & Son Ltd.	16,490	865,395
BGC Group, Inc. Class A	137,779	1,347,479
Bullish (b)	16,565	591,868
Cathay General Bancorp	34,938	1,742,009
Columbia Banking System, Inc.	81,666	2,240,098
Definity Financial Corp.	17,662	831,489
Federated Hermes, Inc.	16,121	914,222
Marqeta, Inc. Class A (b)	183,327	747,974
Miami International Holdings, Inc. (a)	22,787	886,870
OceanFirst Financial Corp.	45,581	822,281
Paymentus Holdings, Inc. Class A (a)	23,353	593,166
PennyMac Financial Services, Inc.	19,891	1,738,473
Skyward Specialty Insurance Group, Inc. (a)	30,862	1,348,052
United Community Banks, Inc.	31,848	1,002,894

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	26,716	$1,854,625
Wintrust Financial Corp.	15,128	2,101,884
WSFS Financial Corp.	16,068	1,051,811
		23,460,933
Health Care — 13.1%
Adaptive Biotechnologies Corp. (a)	70,143	973,585
Addus HomeCare Corp. (a)	7,951	744,611
ADMA Biologics, Inc. (a)	55,333	498,550
Alumis, Inc. (a)	26,645	586,989
Arrowhead Pharmaceuticals, Inc. (a)	14,874	932,600
BioLife Solutions, Inc. (a)	48,202	919,694
Bridgebio Pharma, Inc. (b)	24,342	1,807,637
BrightSpring Health Services, Inc. (a)	51,721	2,203,832
Collegium Pharmaceutical, Inc. (a)	20,562	679,985
Encompass Health Corp.	11,051	1,068,963
Guardant Health, Inc. (a)	21,000	1,939,770
Lumexa Imaging Holdings, Inc. (a)	34,391	295,763
Nektar Therapeutics (a)	10,221	735,401
Repligen Corp. (b)	7,909	931,839
Tarsus Pharmaceuticals, Inc. (a)	10,458	733,629
Twist Bioscience Corp. (a)	24,235	1,151,647
		16,204,495
Industrials — 18.2%
AAR Corp. (a)	16,752	1,833,674
AGCO Corp.	9,179	1,063,571
Allison Transmission Holdings, Inc.	13,201	1,545,309
ATI, Inc. (a)	6,301	916,543
Atmus Filtration Technologies, Inc.	31,793	1,804,889
Bloom Energy Corp. Class A (a)	10,860	1,471,421
Casella Waste Systems, Inc. Class A (b)	19,575	1,553,081
Enpro, Inc.	10,459	2,621,548
Esab Corp.	16,488	1,593,730
Federal Signal Corp.	11,255	1,217,116
Fluor Corp. (a)	21,188	988,420
Gates Industrial Corp. PLC (a)	68,353	1,545,461
Hayward Holdings, Inc. (a)	66,342	887,656
Korn Ferry	15,175	955,266
Kratos Defense & Security Solutions, Inc. (b)	9,125	643,404
Zurn Elkay Water Solutions Corp.	44,164	1,980,314
		22,621,403
Information Technology — 15.6%
Allegro MicroSystems, Inc. (b)	47,376	1,493,765
Applied Optoelectronics, Inc. (a) (b)	8,873	750,567
ASGN, Inc. (b)	35,408	1,370,644
Badger Meter, Inc.	5,332	812,330
Belden, Inc.	14,946	1,716,249
Credo Technology Group Holding Ltd. (a)	7,497	703,743
Itron, Inc. (b)	14,820	1,328,317

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a)	19,284	$1,788,784
MACOM Technology Solutions Holdings, Inc. (a)	6,529	1,449,895
Manhattan Associates, Inc. (a)	7,244	964,321
MKS, Inc.	6,883	1,581,782
Ralliant Corp.	25,281	1,051,437
Rambus, Inc. (b)	6,724	578,466
Sanmina Corp. (a)	11,053	1,432,911
Silicon Laboratories, Inc. (a)	8,221	1,711,201
Unity Software, Inc. (a)	27,850	611,029
		19,345,441
Materials — 4.1%
Coeur Mining, Inc. (a)	35,524	666,786
Commercial Metals Co.	25,964	1,594,969
Eagle Materials, Inc.	4,827	914,475
MP Materials Corp. (b)	12,231	590,268
Silgan Holdings, Inc. (b)	34,188	1,326,494
		5,092,992
Real Estate — 6.8%
American Healthcare REIT, Inc. (b)	49,062	2,313,764
Cushman & Wakefield Ltd. (a)	23,632	289,728
Essential Properties Realty Trust, Inc.	66,766	2,027,016
Outfront Media, Inc.	77,372	2,050,358
Terreno Realty Corp.	28,234	1,734,132
		8,414,998
Utilities — 1.9%
Chesapeake Utilities Corp.	8,762	1,107,254
Portland General Electric Co. (b)	22,919	1,209,435
		2,316,689
TOTAL COMMON STOCK (Cost $93,452,005)		122,356,366
TOTAL EQUITIES (Cost $93,452,005)		122,356,366
TOTAL LONG-TERM INVESTMENTS (Cost $93,452,005)		122,356,366
Short-Term Investments — 4.2%
Investment of Cash Collateral from Securities Loaned — 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	3,390,903	3,390,903
	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$1,845,926	1,845,926

MML VIP Invesco Small Cap Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $5,236,829)	$5,236,829
TOTAL INVESTMENTS — 102.9% (Cost $98,688,834) (e)	127,593,195
Other Assets/(Liabilities) — (2.9)%	(3,588,239)
NET ASSETS — 100.0%	$124,004,956

Abbreviation Legend
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $18,000,245 or 14.52% of net assets. The Fund received $14,553,075 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Maturity value of $1,846,028. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $1,882,868.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund) (“Core Bond Fund”)

MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund) (“Inflation-Protected and Income Fund”)

MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund) (“Short-Duration Bond Fund”)

MML VIP BlackRock® Balanced Fund* (formerly known as MML Blend Fund) (“Balanced Fund”)

MML VIP BlackRock iShares® 60/40 Allocation Fund* (formerly known as MML iShares® 60/40 Allocation Fund) (“60/40 Allocation Fund”)

MML VIP BlackRock iShares® 80/20 Allocation Fund* (formerly known as MML iShares® 80/20 Allocation Fund) (“80/20 Allocation Fund”)

MML VIP Franklin Templeton Equity Fund** (formerly known as MML Equity Fund) (“Equity Fund”)

MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund) (“Discovery Large Cap Fund”)

MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund) (“Discovery Mid Cap Fund”)

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund) (“Small Cap Equity Fund”)

*	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
**	Brandywine Global Investment Management, LLC doing business as “Franklin Templeton” is part of the Franklin Templeton family of companies.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML VIP Conservative Allocation Fund, MML VIP Balanced Allocation Fund, MML VIP Moderate Allocation Fund, MML VIP Growth Allocation Fund, and MML VIP Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.

Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers,

Notes to Portfolio of Investments (Unaudited) (Continued)

quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Discovery Large Cap Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2026. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2026, for the remaining Funds’ investments:

Core Bond Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$292,705,895	$—	$292,705,895
Non-U.S. Government Agency Obligations	—	175,840,769	—	175,840,769
Sovereign Debt Obligations	—	3,633,062	—	3,633,062
U.S. Government Agency Obligations and Instrumentalities	—	166,230,605	—	166,230,605
U.S. Treasury Obligations	—	67,490,565	—	67,490,565
Short-Term Investments	2,326,978	33,369,950	—	35,696,928
Total Investments	$2,326,978	$739,270,846	$—	$741,597,824
Asset Derivatives
Futures Contracts	$106,438	$—	$—	$106,438
Liability Derivatives
Futures Contracts	$(1,398,786)	$—	$—	$(1,398,786)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$7,656,525	$—	$7,656,525
Non-U.S. Government Agency Obligations	—	84,636,436	2,402,734	87,039,170
U.S. Government Agency Obligations and Instrumentalities	—	1,664,846	—	1,664,846
U.S. Treasury Obligations	—	36,610,165	—	36,610,165
Exchange-Traded Funds	1,792,302	—	—	1,792,302
Short-Term Investments	—	24,008,411	—	24,008,411
Total Investments	$1,792,302	$154,576,383	$2,402,734	$158,771,419
Asset Derivatives
Futures Contracts	$339,490	$—	$—	$339,490
Swap Agreements	—	296,291	—	296,291
Total	$339,490	$296,291	$—	$635,781
Liability Derivatives
Swap Agreements	$—	$(426,151)	$—	$(426,151)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$53,849,716	$—	$53,849,716
Non-U.S. Government Agency Obligations	—	35,115,879	—	35,115,879
Sovereign Debt Obligations	—	669,283	—	669,283
U.S. Government Agency Obligations and Instrumentalities	—	472	—	472
Short-Term Investments	1,384,895	14,340,053	—	15,724,948
Total Investments	$1,384,895	$103,975,403	$—	$105,360,298
Asset Derivatives
Futures Contracts	$386,141	$—	$—	$386,141
Liability Derivatives
Futures Contracts	$(396,038)	$—	$—	$(396,038)

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$643,404,241	$—	$—	$643,404,241
Short-Term Investments	25,056,823	—	—	25,056,823
Total Investments	$668,461,064	$—	$—	$668,461,064

Notes to Portfolio of Investments (Unaudited) (Continued)

60/40 Allocation Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$79,267,113	$—	$—	$79,267,113
Short-Term Investments	408,360	411,615	—	819,975
Total Investments	$79,675,473	$411,615	$—	$80,087,088

Notes to Portfolio of Investments (Unaudited) (Continued)

80/20 Allocation Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$178,126,937	$—	$—	$178,126,937
Short-Term Investments	2,941,980	1,316,283	—	4,258,263
Total Investments	$181,068,917	$1,316,283	$—	$182,385,200

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$889,899,813	$—	$—	$889,899,813
Exchange-Traded Funds	5,512,686	—	—	5,512,686
Short-Term Investments	501,128	3,947,027	—	4,448,155
Total Investments	$895,913,627	$3,947,027	$—	$899,860,654

Notes to Portfolio of Investments (Unaudited) (Continued)

Discovery Mid Cap Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$258,778,374	$—	$—	$258,778,374
Short-Term Investments	790,743	13,290,783	—	14,081,526
Total Investments	$259,569,117	$13,290,783	$—	$272,859,900

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Equity Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$122,356,366	$—	$—	$122,356,366
Short-Term Investments	3,390,903	1,845,926	—	5,236,829
Total Investments	$125,747,269	$1,845,926	$—	$127,593,195

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2026, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each Fund except for the Balanced Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund, may invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At March 31, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$762,972,680	$5,231,075	$(26,605,931)	$(21,374,856)
Inflation-Protected and Income Fund	162,427,517	513,724	(4,169,822)	(3,656,098)
Short-Duration Bond Fund	106,257,352	476,505	(1,373,559)	(897,054)
Balanced Fund	524,334,652	164,894,246	(20,767,834)	144,126,412
60/40 Allocation Fund	71,523,795	9,215,973	(652,680)	8,563,293
80/20 Allocation Fund	158,799,361	23,778,280	(192,441)	23,585,839
Equity Fund	648,132,250	266,218,736	(14,490,332)	251,728,404
Discovery Large Cap Fund	319,644,358	14,038,022	(23,218,956)	(9,180,934)
Discovery Mid Cap Fund	250,232,170	31,508,164	(8,880,434)	22,627,730
Small Cap Equity Fund	98,688,834	33,742,015	(4,837,654)	28,904,361